BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)								3 Months Ended						6 Months Ended	12 Months Ended
	Dec. 05, 2025	Dec. 02, 2025	Oct. 30, 2025	Sep. 30, 2025	Aug. 01, 2025	Apr. 22, 2025	Dec. 24, 2024	Dec. 31, 2025	[1]	Mar. 31, 2025	[1]	Dec. 31, 2024	[1]	Mar. 31, 2026	Sep. 30, 2025		Sep. 30, 2024		Apr. 10, 2026
Property, Plant, and Equipment [Line Items]
Reverse stock split	1-for-20	1-for-20 Reverse Stock Split													1-for-20 reverse stock split
Common stock, par value	$ 0.00001
Cash				$ 137,287										$ 17,025	$ 137,287
Working capital				10,518,757										8,777,875	10,518,757
Digital assets				57,024,465										49,847,670	57,024,465
Cash and cash equivalents				$ 0										$ 0	$ 0		$ 0
Stock issued suring the period, shares			8,333,333		3,683,333										1,459,388
Weighted average remaining lease term				1 year										1 year	1 year
Weighted-average discount rate				3.00%										3.00%	3.00%
Number of common stock equivalents, shares															1,289,937		11,765
Allowance for credit losses				$ 2,107										$ 82	$ 2,107		$ 3,450,141
Reverse stock split				196,514,084											196,514,084
Subsequent Event [Member]
Property, Plant, and Equipment [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001	$ 0.00001																	$ 0.00001
Stock issued suring the period, shares			8,333,333
2024 Equity Incentive Plan [Member]
Property, Plant, and Equipment [Line Items]
Reverse stock split						1,000,000
Stock split adjusted						50,000
Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Stock issued suring the period, shares								416,667		972,881		69,841			1,459,388	[2]	64,432	[2]
Common Stock [Member] | 2024 Equity Incentive Plan [Member]
Property, Plant, and Equipment [Line Items]
Stock issued suring the period, shares						10,000	40,000							363,970	50,000
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life				3 years										3 years	3 years
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life				5 years										5 years	5 years
Singapore Limited Liability [Member]
Property, Plant, and Equipment [Line Items]
Purchase description														Company held 730 Bitcoin with a carrying amount of $49,847,670. While these digital assets may be monetized, their value is subject to significant market volatility, and they do not represent committed or assured sources of financing.	Company held 500 Bitcoin with a carrying amount of $57,024,465. Subsequent to quarter end, the Company obtained additional liquidity through the sale of maca inventory and the exercise of warrants and subsequently purchased an additional 230 Bitcoin. While these digital assets may be monetized, their value is subject to significant market volatility, and they do not represent committed or assured sources of financing.

[1]	Retroactively adjusted to reflect the Reverse Stock Split.
[2]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.